Share capital	12 Months Ended
Dec. 31, 2021
Share capital
Share capital

19          Share capital

	Ordinary shares of USD0.001 each
	Number of	Nominal	Nominal
	shares	value	value
		USD’000	RMB’000
Authorised:
As at 1 January 2019	121,983,052	122	802
Increase of authorised shares	1,378,016,948	1,378	9,797
As at 31 December 2019, 1 January 2020, “31 December 2020,” 1 January 2021 and 31 December 2021	1,500,000,000	1,500	10,599
Issued and paid:
As at 1 January 2019	41,798,219	42	265
Issuance of shares held as treasury shares (Note 32)	5,940,452	6	41
Issuance of shares upon initial public offering (Note i)	7,500,000	8	53
Preferred shares converted into ordinary share upon initial public offering (Note ii)	15,600,000	16	110
As at 31 December 2019, 1 January 2020, 31 December 2020, 1 January 2021 and 31 December 2021	70,838,671	72	469

On October 25, 2019, the Company was listed on NASDAQ Global market in the United States and issued 2,500,000 American Depositary Shares (representing 7,500,000 ordinary shares of the Company).

Note ii:

On October 25, 2019, upon completion of the Company’s initial public offering, 15,600,000 of convertible redeemable preferred shares were converted into 15,600,000 ordinary shares (Note 25).

Note iii:

On 13 October 2020, the Company announced that its board of directors had approved a share repurchase program, under which the Company was authorized to repurchase in the open market up to US$6.0 million worth of its American depositary shares (“ADSs”) from time to time until 12 October 2021, depending on general market conditions, trading price and other factors, as well as subject to the applicable laws and the Company’s securities trading policy. During the applicable period, 135,000 ordinary shares were repurchased as treasury shares with a total consideration of approximately RMB2 million.